Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue by Distribution Channels - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 98,003,465	$ 74,164,149
Directly-operated physical stores [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,942,549	11,618,183
Online stores and services [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,117,979	6,004,400
Franchise stores and wholesale customers [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 86,942,937	$ 56,541,566